File 09 of 9
Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement			Demand in Dispute			Demand Withdrawn			Demand Rejected
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)
31418FMX2		A BEST FINANCIAL CORPORATION	2	$655,000.00	1.37%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		AMERICAN NEIGHBORHOOD MORTGAGE ACCEPTANCE COMPANY, LLC A LIM	1	$344,000.00	0.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		AMERICAN PACIFIC MORTGAGE CORPORATION	1	$339,812.23	0.71%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ARK-LA-TEX FINANCIAL SERVICES, LLC DBA BENCHMARK MORTGAGE	1	$348,883.72	0.73%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BANCFIRST, CORPORATION	1	$59,806.55	0.12%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BOXCAR MORTGAGE, LLC DBA HIGHLAND MORTGAGE	1	$472,500.00	0.99%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CHURCHILL MORTGAGE CORPORATION	2	$597,000.00	1.25%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CITIBANK,N.A	2	$772,501.33	1.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CITIZENS BANK, NA	4	$1,485,840.06	3.1%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CMG MORTGAGE INC DBA CMG HOME LOANS	3	$613,500.00	1.28%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CORNERSTONE HOME LENDING	1	$295,000.00	0.62%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DAS ACQUISITION COMPANY, LLC, A LIMITED LIABILITY COMPANY	1	$185,000.00	0.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DIRECT MORTGAGE LOANS, LLC	1	$303,795.78	0.63%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ENCORE BANK, A STATE CHARTERED BANK	1	$247,500.00	0.52%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		EQUITY EXPRESS MORTGAGE, LLC	1	$240,000.00	0.5%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		EVERETT FINANCIAL INC DBA SUPREME LENDING	1	$250,000.00	0.52%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FAIR WAY LENDING LLC AN S CORPORATION	1	$140,156.03	0.29%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FAIRWAY INDEPENDENT MORTGAGE CORPORATION	2	$291,216.63	0.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIFTH THIRD BANK	1	$100,000.00	0.21%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST CHOICE LENDING SERVICES, LLC	1	$806,500.00	1.68%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST EQUITY MORTGAGE BANKERS INC	1	$383,522.89	0.8%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GUARANTEED RATE, INC., A DELAWARE C	2	$660,334.70	1.38%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GUIDANCE RESIDENTIAL, LLC	1	$303,034.58	0.63%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HOLLAND MORTGAGE ADVISORS	1	$223,100.00	0.47%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HOME MORTGAGE ALLIANCE CORP (HMAC)	1	$550,550.00	1.15%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HOMELAND MORTGAGE COMPANY	1	$391,000.00	0.82%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		JLB CORPORATION DBA GOLDEN OAK LENDING	1	$320,000.00	0.67%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		K. HOVNANIAN AMERICAN MORTGAGE, L.L.C	1	$205,650.00	0.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		K. HOVNANIAN AMERICAN MORTGAGE, LLC., A LIMITED LIABILITY COMPANY	1	$116,818.03	0.24%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LAKEVIEW LOAN SERVICING LLC	1	$155,000.00	0.32%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LAXMI NARAYAN ENTERPRISES, INC	1	$320,000.00	0.67%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LAXMI NARAYAN ENTERPRISES, INC DBA HOMEWITHLOAN.CO	2	$1,388,339.22	2.9%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOANDEPOT.COM, LLC	7	$2,170,335.00	4.53%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MOUNTAIN AMERICA FEDERAL CREDIT UNION	1	$177,600.00	0.37%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MOVEMENT MORTGAGE, LLC	1	$399,000.00	0.83%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MUTUAL OF OMAHA MORTGAGE, INC. DBA KELLER HOME LOANS, A CORPORATION	1	$120,000.00	0.25%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	3	$564,000.00	1.18%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONWIDE MORTGAGE BANKERS, INC., A DELAWARE CORPORATION	1	$268,000.00	0.56%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NEIGHBORHOOD LOANS, INC	1	$275,000.00	0.57%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NEXTMORTGAGE LLC	1	$391,200.00	0.82%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NVR MORTGAGE FINANCE, INC	1	$206,991.00	0.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		OLD NATIONAL BANK	1	$592,500.00	1.24%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ORCHARD MORTGAGE, LLC	1	$270,000.00	0.56%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PENNYMAC LOAN SERVICES, LLC	3	$1,201,000.00	2.51%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PNC BANK, N.A	2	$538,699.92	1.12%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PRC MORTGAGE, LLC	1	$313,272.92	0.65%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PULTE MORTGAGE LLC	1	$371,250.00	0.77%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROCKET MORTGAGE, LLC	28	$8,203,486.29	17.12%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SECURE CHOICE LENDING	1	$441,750.00	0.92%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SELECT LENDING SERVICES LLC	1	$150,000.00	0.31%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SISTAR MORTGAGE COMPANY	4	$1,959,273.09	4.09%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SISTAR MORTGAGE COMPANY, A MICHIGAN CORPORATION	2	$1,480,110.40	3.09%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOFI BANK NATIONAL ASSOCIATION	1	$344,000.00	0.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOUTHWEST FUNDING, LP, A LIMITED PARTNERSHIP	1	$71,772.65	0.15%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		THIRD FEDERAL SAVINGS	1	$294,084.53	0.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TOLL BROTHERS MORTGAGE COMPANY, A CORPORATION	1	$646,978.00	1.35%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TRUSTED RATE, INC	1	$300,000.00	0.63%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		U.S. BANK N.A	1	$795,314.07	1.66%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNION HOME MORTGAGE CORP	2	$526,850.00	1.1%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNITED WHOLESALE MORTGAGE, LLC	23	$9,105,362.33	19%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UWHARRIE BANK	1	$206,339.80	0.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		VAN DYK MORTGAGE CORPORATION	1	$240,737.42	0.5%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WATERSTONE MORTGAGE CORPORATION	1	$236,849.73	0.49%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WATERSTONE MORTGAGE CORPORATION, A CORPORATION	1	$221,250.00	0.46%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WELLS FARGO BANK, N.A	3	$651,563.00	1.36%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WEST CAPITAL LENDING, INC	1	$359,823.46	0.75%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		Unavailable	1	$259,000.00	0.54%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			145	$47,918,755.36	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FMY0		ADVANTAGE LENDING LLC	1	$172,409.14	0.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		AMERICAN FEDERAL MORTGAGE COMPANY	1	$470,000.00	1.2%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		AMERICAN FINANCING CORPORATION	2	$143,732.93	0.37%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		AMETHYST MORTGAGE LLC	1	$119,252.74	0.3%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ARVEST BANK	1	$72,138.10	0.18%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BANK FIRST, N.A	1	$130,000.00	0.33%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BEELINE LOANS, INC	1	$496,291.67	1.26%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CARRINGTON MORTGAGE SERVICES, LLC	1	$143,331.86	0.36%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CITIZENS & NORTHERN BANK	1	$49,586.26	0.13%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		COASTAL FEDERAL CREDIT UNION	2	$403,106.51	1.03%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CORE BANK, A NEBRASKA CORPORATION	1	$397,471.67	1.01%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CORNERSTONE HOME LENDING	1	$778,984.81	1.98%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DESERT FINANCIAL CREDIT UNION	1	$150,000.00	0.38%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DHI MORTGAGE COMPANY, LTD	2	$496,849.80	1.26%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIDELITY DIRECT MORTGAGE, LLC, A MARYLAND LIMITED LIABILITY COMP	1	$244,352.74	0.62%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST COMMUNITY CREDIT UNION, A CREDIT UNION	1	$175,882.84	0.45%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST HORIZON BANK	1	$99,373.07	0.25%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST NATIONAL BANK AND TRUST COMPANY	1	$80,000.00	0.2%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST-CITIZENS BANK & TRUST COMPANY	2	$223,557.35	0.57%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FORUM CREDIT UNION	1	$49,546.14	0.13%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FRONTWAVE CREDIT UNION	1	$387,500.00	0.99%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GOODLEAP, LLC	4	$381,197.21	0.97%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GREENSTATE CREDIT UNION	2	$196,751.29	0.5%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GUARANTEED RATE AFFINITY, LLC	1	$261,338.63	0.67%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GUILD MORTGAGE COMPANY LLC	3	$939,598.27	2.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HILLS BANK AND TRUST COMPANY, A STATE BANK	2	$1,013,655.27	2.58%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		JPMORGAN CHASE BANK, N.A	5	$1,092,742.39	2.78%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		KEYBANK NATIONAL ASSOCIATION	5	$740,203.96	1.88%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LEADERONE FINANCIAL CORPORATION	1	$250,000.00	0.64%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOANDEPOT.COM, LLC	1	$240,070.00	0.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MERCHANTS BANK, NATIONAL ASSOCIATION	1	$152,550.83	0.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MIDWEST BANK	1	$76,464.20	0.19%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MILESTONE MORTGAGE SOLUTIONS, LLC	1	$200,000.00	0.51%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MUTUAL OF OMAHA MORTGAGE, INC	4	$2,268,993.38	5.77%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	4	$817,191.19	2.08%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NBKC BANK	2	$897,126.20	2.28%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NEW AMERICAN FUNDING, LLC	1	$180,000.00	0.46%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NOTRE DAME FEDERAL CREDIT UNION	1	$570,000.00	1.45%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NVR MORTGAGE FINANCE, INC	1	$640,121.57	1.63%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		OLD NATIONAL BANK	1	$800,000.00	2.04%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		OPTIMUM FIRST MORTGAGE	4	$2,302,925.03	5.86%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PARAMOUNT RESIDENTIAL MORTGAGE GROUP INC	1	$115,277.65	0.29%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PHH MORTGAGE CORPORATION	2	$579,307.90	1.47%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PNC BANK, N.A	5	$1,801,309.95	4.58%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PROFED FEDERAL CREDIT UNION/ESCROW	1	$100,000.00	0.25%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROCKET MORTGAGE, LLC	25	$5,441,690.38	13.85%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROYAL PACIFIC FUNDING CORPORATION	2	$466,039.84	1.19%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL	1	$291,000.00	0.74%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL CORP	3	$654,375.00	1.67%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA WESLEND FINANCIAL CORP	1	$196,200.00	0.5%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SECURITY FEDERAL BANK	1	$198,754.57	0.51%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SECURITY SERVICE FEDERAL CREDIT UNION	1	$87,527.28	0.22%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SIMPLEX LENDING LLC	1	$333,378.00	0.85%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOFI BANK NATIONAL ASSOCIATION	1	$180,600.00	0.46%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOUTHSTATE BANK, NATIONAL ASSOCIATION	1	$157,000.00	0.4%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ST. MARYS BANK	1	$200,000.00	0.51%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SUMMIT CREDIT UNION	1	$223,866.47	0.57%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SUN WEST MORTGAGE COMPANY, INC	2	$283,065.93	0.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TENNESSEE VALLEY FEDERAL CREDIT UNION	1	$59,500.00	0.15%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		THE HUNTINGTON NATIONAL BANK	1	$173,911.24	0.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		THE LOAN STORE, INC	1	$404,910.67	1.03%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TRUIST BANK	1	$240,000.00	0.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNION HOME MORTGAGE CORP	4	$1,110,424.79	2.83%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNITED COMMUNITY BANK	2	$106,708.06	0.27%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNITED WHOLESALE MORTGAGE, LLC	11	$4,236,530.87	10.78%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNIVERSITY OF WISCONSIN CREDIT UNION	5	$1,581,872.66	4.03%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		USAA FEDERAL SAVINGS BANK	2	$516,739.97	1.32%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		V.I.P. MORTGAGE, INC	1	$250,000.00	0.64%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			149	$39,294,288.28	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FMZ7		AMERICAN PACIFIC MTG CORP	1	$615,000.00	1.7%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BAXTER CREDIT UNION	1	$159,023.67	0.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CANOPY MORTGAGE LLC	1	$447,839.47	1.24%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CARRINGTON MORTGAGE SERVICES, LLC	1	$127,386.96	0.35%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CITIBANK,N.A	2	$956,000.00	2.64%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		COASTAL FEDERAL CREDIT UNION	1	$130,000.00	0.36%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ELEVATIONS CREDIT UNION	1	$357,800.00	0.99%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST BANK D/B/A BELAY BANK	1	$398,000.00	1.1%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST-CITIZENS BANK & TRUST COMPANY	1	$154,041.29	0.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRSTBANK	1	$592,609.69	1.64%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FREEDOM MORTGAGE CORPORATION	2	$1,416,687.32	3.92%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GATEWAY MORTGAGE, A DIVISION OF GATEWAY FIRST BANK	2	$791,400.00	2.19%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GOODLEAP LLC A LIMITED LIABILITY COMPANY	1	$68,500.00	0.19%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GUILD MORTGAGE COMPANY LLC	1	$220,000.00	0.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		JPMORGAN CHASE BANK, N.A	16	$3,710,325.55	10.26%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		KEYBANK NATIONAL ASSOCIATION	1	$170,943.30	0.47%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LANDMARK CREDIT UNION	1	$170,000.00	0.47%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LENNAR MORTGAGE, LLC	1	$131,794.38	0.36%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LIT FINANCIAL CORPORATION	1	$82,000.00	0.23%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOAN PRONTO, INC	1	$400,000.00	1.11%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOANDEPOT.COM, LLC	5	$1,273,321.03	3.52%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MEGA CAPITAL FUNDING, INC	1	$220,000.00	0.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MID-ISLAND MORTGAGE CORP	1	$260,000.00	0.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MORTGAGE INVESTORS GROUP	1	$392,400.85	1.09%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MUTUAL OF OMAHA MORTGAGE, INC	1	$171,348.61	0.47%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	5	$484,609.19	1.34%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NBKC BANK	1	$367,000.00	1.01%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NEXA MORTGAGE	1	$100,000.00	0.28%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NORTHSTAR MORTGAGE ADVISORS, DIV. OF CANOPY MORTGAGE, LLC	1	$399,900.00	1.11%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		OPTIMUM FIRST MORTGAGE	1	$147,974.49	0.41%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PENNYMAC LOAN SERVICES, LLC	1	$686,210.00	1.9%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROCKET MORTGAGE, LLC	48	$9,436,513.07	26.09%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL CORP	1	$254,800.00	0.7%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SIMPLE HOME LENDING, LLC	1	$100,000.00	0.28%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SIMPLEX LENDING LLC	1	$177,500.00	0.49%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOUND COMMUNITY BANK	1	$248,464.10	0.69%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOUTHSTATE BANK, NATIONAL ASSOCIATION	1	$383,200.00	1.06%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		STATEWIDE MORTGAGE, LLC	1	$208,000.00	0.58%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SUMMIT CREDIT UNION	1	$142,115.51	0.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SUMMIT FUNDING, INC	1	$168,000.00	0.46%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TEXAS PREMIER MORTGAGE INC	1	$200,000.00	0.55%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		THE HUNTINGTON NATIONAL BANK	3	$945,843.02	2.62%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TODAY'S MORTGAGE, INC	1	$500,000.00	1.38%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TRUIST BANK	8	$841,800.00	2.33%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNION HOME MORTGAGE CORP	2	$341,992.62	0.95%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		UNITED WHOLESALE MORTGAGE, LLC	10	$1,753,651.21	4.85%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		USAA FEDERAL SAVINGS BANK	1	$341,886.62	0.95%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		VANDYK MORTGAGE CORPORATION, A CORPORATION	1	$539,070.23	1.49%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		VESTA LENDING	1	$159,000.00	0.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WELLS FARGO BANK, N.A	18	$2,658,193.81	7.35%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WESTMARK CREDIT UNION	1	$338,505.60	0.94%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WILLIAMSVILLE STATE BANK AND TRUST	1	$195,000.00	0.54%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		XPERT HOME LENDING, INC	1	$310,000.00	0.86%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		Unavailable	1	$318,047.34	0.85%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			163	$36,163,698.93	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FN60		CROSSCOUNTRY MORTGAGE, LLC	1	$909,952.71	8.41%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GROUP INC A CALIFORNIA CORPORATION	1	$850,155.00	7.85%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HOMEOWNERS FINANCIAL GROUP USA, LLC, AN ARIZONA LIMITED LIABILITY COMPANY	1	$1,012,000.00	9.35%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		JMAC LENDING INC A CORPORATION	1	$1,099,000.00	10.15%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MASON MCDUFFIE MORTGAGE CORPORATION A CORPORATION	1	$998,700.00	9.23%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MORTGAGEONE INC	1	$1,037,300.00	9.58%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MOVEMENT MORTGAGE LLC	2	$2,144,880.19	19.82%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NVR MORTGAGE FINANCE, INC. NMLS 1127, A CORPORATION	1	$898,443.00	8.3%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		RESICENTRAL, LLC, A LIMITED LIABILITY CORPORATION	1	$955,254.22	8.83%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TRI POINTE CONNECT LLC A LIMITED LIABILITY CORPORATION	1	$918,555.00	8.48%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			11	$10,824,240.12	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FN78		BETTER MORTGAGE CORPORATION	1	$597,561.87	16.14%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HOMEOWNERS FINANCIAL GROUP USA, LLC	1	$264,000.00	7.13%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LENNAR MORTGAGE, LLC	1	$150,000.00	4.05%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOANDEPOT.COM, LLC	3	$820,328.50	22.15%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL	1	$608,000.00	16.42%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL CORP	1	$618,601.37	16.7%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TAYLOR MORRISON HOME FUNDING, INC	1	$450,886.00	12.17%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		VANDERBILT MORTGAGE AND FINANCE INC. DBA SILVERTON MORTGAGE	1	$194,000.00	5.24%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			10	$3,703,377.74	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FN86		LOANDEPOT.COM, LLC	4	$3,652,016.57	100%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			4	$3,652,016.57	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FN94		PULTE MORTGAGE LLC	1	$1,206,968.69	100%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			1	$1,206,968.69	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FNA1		ARK-LA-TEX FINANCIAL SERVICES, LLC BENCHMARK MORTGAGE	1	$426,000.00	2.84%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CMG MORTGAGE INC DBA CMG HOME LOANS	2	$326,000.00	2.17%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FAIRWAY INDEPENDENT MORTGAGE CORPORATION	1	$114,555.16	0.76%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIFTH THIRD BANK	3	$652,300.00	4.35%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HOMEOWNERS FINANCIAL GROUP USA, LLC, AN ARIZONA LIMITED LIAB	1	$278,000.00	1.85%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LAKE MICHIGAN CREDIT UNION	1	$208,043.44	1.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LAXMI NARAYAN ENTERPRISES, INC DBA HOMEWITHLOAN.CO	1	$407,000.00	2.71%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOANDEPOT.COM, LLC	5	$1,265,429.41	8.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LONE MORTGAGE, INC., A CORPORATION	1	$308,000.00	2.05%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		M&T BANK	3	$314,179.84	2.09%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NEWREZ LLC	1	$100,000.00	0.67%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PENNYMAC LOAN SERVICES, LLC	1	$231,600.00	1.54%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROCKET MORTGAGE, LLC	25	$8,030,889.47	53.54%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROYAL PACIFIC FUNDING CORPORATION	1	$525,200.00	3.5%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SISTAR MORTGAGE COMPANY	1	$394,675.00	2.63%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		STANDARD MORTGAGE CORPORATION	1	$470,374.50	3.14%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		U.S. BANK N.A	3	$612,600.00	4.08%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WELLS FARGO BANK, N.A	1	$80,000.00	0.53%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WEST CAPITAL LENDING, INC	1	$255,000.00	1.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			54	$14,999,846.82	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FNB9		AMERISAVE MORTGAGE CORPORATION	1	$154,170.00	1.13%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BETTER MORTGAGE CORPORATION	2	$672,490.83	4.95%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DHI MORTGAGE COMPANY, LTD	4	$645,721.92	4.75%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DHI MORTGAGE COMPANY, LTD. LIMITED PARTNERSHIP	1	$233,451.88	1.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		DHI MORTGAGE COMPANY, LTD., A TEXAS LIMITED PARTNERSHIP	1	$290,699.00	2.14%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FIRST CHOICE LENDING GROUP, LP	1	$125,000.00	0.92%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FLAT BRANCH MORTGAGE, INC., A MISSOURI CORPORATION	1	$603,000.00	4.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		GO MORTGAGE, LLC	1	$333,000.00	2.45%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		HIGHLAND HOMELOANS, LLC	1	$298,824.05	2.2%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		KWIK MORTGAGE CORPORATION	1	$314,101.23	2.31%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOANDEPOT.COM, LLC	2	$424,000.00	3.12%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		LOWER, LLC DBA AMSW LENDING	1	$325,000.00	2.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	2	$649,999.00	4.78%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NAVY FEDERAL CREDIT UNION	1	$114,291.72	0.84%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NEWREZ LLC	1	$546,500.00	4.02%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NVR MORTGAGE FINANCE, INC	1	$294,385.00	2.16%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PENNYMAC LOAN SERVICES, LLC	1	$70,000.00	0.51%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PINNACLE MORTGAGE CORPORATION	1	$555,000.00	4.08%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PROSPERITY HOME MORTGAGE, LLC	2	$705,850.15	5.19%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PULTE MORTGAGE LLC	1	$249,004.72	1.83%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		ROCKET MORTGAGE, LLC	2	$827,200.00	6.08%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS (CA) FKA LENOX FINANCIAL MORTGAGE CORPORATION (CA)	1	$293,200.00	2.16%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL	1	$707,750.00	5.2%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SAGE HOME LOANS CORPORATION FKA LENOX FINANCIAL MORTGAGE CORPORATION DBA WESLEND FINANCIAL CORP	3	$1,316,320.00	9.68%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SHEA MORTGAGE INC	1	$422,338.46	3.11%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SMART CHOICE MORTGAGE, LLC	1	$234,064.44	1.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SUN WEST MORTGAGE COMPANY, INC	2	$466,215.01	3.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		TAYLOR MORRISON HOME FUNDING, INC	2	$1,078,679.00	7.93%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		U.S. BANK N.A	1	$268,935.00	1.98%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		WELLS FARGO BANK, N.A	2	$379,090.00	2.79%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			43	$13,598,281.41	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FNC7		AMERICAN NEIGHBORHOOD MORTGAGE ACCEPTANCE COMPANY LLC	1	$392,000.00	6.12%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		BETTER MORTGAGE CORPORATION	1	$712,075.47	11.12%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CENTENNIAL BANK DBA HAPPY STATE BANK, A CORPORATION	1	$149,165.11	2.33%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		CROSSCOUNTRY MORTGAGE, LLC	1	$745,981.50	11.65%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FREEDOM MORTGAGE CORPORATION	4	$959,073.68	14.98%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FREEDOM MORTGAGE CORPORATION (NEW JERSEY)	1	$220,147.10	3.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FREEDOM MORTGAGE CORPORATION DBA FREEDOM HOME MORTGAGE CORPORATION	1	$394,526.87	6.16%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FREEDOM MORTGAGE CORPORATION DBA FREEDOM HOME MORTGAGE CORPORATION (FN)	1	$228,361.64	3.57%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MUTUAL OF OMAHA MORTGAGE INC	1	$230,860.00	3.61%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	1	$219,575.36	3.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		RESICENTRAL, LLC	1	$652,000.00	10.18%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SISTAR MORTGAGE COMPANY	1	$296,265.46	4.63%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		US MORTGAGE CORPORATION	1	$304,580.00	4.76%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		USAA FEDERAL SAVINGS BANK	2	$773,756.05	12.08%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		VETERANS FIRST MORTGAGE	1	$124,781.10	1.94%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			19	$6,403,149.34	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FND5		EVERETT FINANCIAL, INC. DBA SUPREME LENDING	1	$217,500.00	6.8%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FREEDOM MORTGAGE CORPORATION	1	$148,741.36	4.65%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		JTS & CO.-1183	1	$59,904.31	1.87%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		MIMUTUAL MORTGAGE	1	$685,532.57	21.43%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	1	$488,026.60	15.26%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		RENASANT BANK	1	$76,557.97	2.39%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		RESICENTRAL, LLC	1	$464,000.00	14.51%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SISTAR MORTGAGE COMPANY, A MICHIGAN CORPORATION	1	$758,689.55	23.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		SOFI BANK NATIONAL ASSOCIATION	1	$299,513.97	9.37%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			9	$3,198,466.33	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

31418FPA9		CITIZENS BANK, NA	1	$357,697.11	13.17%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		FARMERS BANK & TRUST	1	$806,500.00	29.69%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		KEYBANK NATIONAL ASSOCIATION	1	$101,100.00	3.72%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NATIONSTARMORTGAGE	1	$225,411.59	8.3%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		NBKC BANK	1	$350,000.00	12.88%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		PENNYMAC LOAN SERVICES, LLC	1	$538,000.00	19.8%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
		USAA FEDERAL SAVINGS BANK	1	$337,781.01	12.44%	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA	0	$0.00	NA
Total			7	$2,716,489.71	100%	0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00		0	$0.00

TOTAL			2,770,885	$1,025,184,376,046.66		2,066	$664,755,077.98		713	$222,706,598.32		683	$218,811,770.79		98	$34,531,187.65		572	$188,705,521.22		0	$0.00

TOTAL			2,770,885	$1,025,184,376,046.66		2,066	$664,755,077.98		713	$222,706,598.32		683	$218,811,770.79		98	$34,531,187.65		572	$188,705,521.22		0	$0.00

SEC Rule 15Ga-1 Methodology Statement

Fannie Mae is filing this report in compliance with SEC Rule 15Ga-1.
The following information is provided to assist the reader in interpreting such report.

Fannie Mae filed its initial report in compliance with Rule 15Ga-1 as of February 14, 2012. Such report included all Fannie Mae mortgage securities (with those exceptions as set forth below) outstanding as of December 31, 2011 and included all activities between and including
January 1, 2009 and December 31, 2011 that relate to repurchase demands made by Fannie Mae against the seller of the related mortgage loans
(including activities in such period related to repurchase demands made prior to January 1, 2009) for breaches of representations and warranties related to such mortgage loans.

In accordance with Rule 15Ga-1, Fannie Mae is filing a report on a quarterly basis approximately 45 days after the end of each calendar quarter. Such report includes (i) all Fannie Mae mortgage securities (with those exceptions as set forth below) that were issued during that calendar quarter and (ii) all already-issued Fannie Mae mortgage securities that were outstanding at the beginning of that calendar quarter and for which there were any activities, as described below, in that calendar quarter that relate to repurchase demands made by Fannie Mae against
the seller of the related mortgage loans (including additional activities in such period related to initial repurchase demands made prior to such reporting period) for breaches of representations and warranties related to such mortgage loans. For all reports issued prior to May 2025,
Fannie Mae included most mortgage securities whenever issued, even if those securities had no repurchase activity whatsoever.
Readers of this report should interpret the absence of a particular outstanding security to mean that there was no repurchase activity connected to it in the prior calendar quarter.

Because the report does not include information related to the origination date of a mortgage loan, market participants should not draw conclusions about the age of the mortgage loans or securities based on the date on which the report was filed. In order to determine the issue date of an MBS, one can look up the CUSIP, Trust or Pool number on the PoolTalk® application for single-family securities, the DUS Disclose™ application for multifamily securities, or utilize another third-party data source.
Fannie Mae also provides the origination year of the mortgage loans in a particular pool on its PoolTalk® application for single-family securities, the DUS Disclose™ application for multifamily securities,
and in the Prospectus or Prospectus Supplement (as applicable) for each issuance of MBS, which can be found on the aforementioned applications.

Fannie Mae engages in a variety of practices with respect to mortgage loans where there are breaches of representation and warranty. Fannie Mae may require a seller to repurchase mortgage loans from a Fannie Mae trust if it determines that there has been a breach of representation and warranty.
Alternatively, Fannie Mae may have already removed such mortgage loans from a Fannie Mae trust in accordance with the terms of the related trust agreement at the time that it makes such repurchase demand. Such repurchase demand may result in an actual repurchase, or may alternatively result in a payment by the seller of the mortgage loan to reimburse Fannie Mae for losses that it has suffered with respect to such mortgage loan, or some other settlement of such demand, as agreed to by the seller and Fannie Mae. Each such repurchase demand made by Fannie Mae with respect to a listed mortgage security is reported herein, regardless of (i) whether the mortgage asset in question is in the related
Fannie Mae trust at the time of demand and (ii) the ultimate resolution of such demand. Consistent with Fannie Mae's 10-K and 10-Q SEC filings, the first receipt date of funds for repurchase, as captured in Fannie Mae's systems, is used to determine when a repurchase demand has been fulfilled.

The report will not include percentage calculations for most fields.1 Because
Fannie Mae routinely makes repurchase demands after the related mortgage loans have been removed from the related Fannie Mae trust, such percentages would tend to overstate (and, in many cases, significantly overstate) the percentage of a given Fannie Mae trust that was subject to a repurchase demand. Fannie Mae will provide the number of mortgage loans and the principal balance of such mortgage loans in each case.

Breaches of representations and warranties generally relate to the underwriting of a mortgage loan, but may sometimes relate to (i) misdeliveries unrelated to the underwriting of a mortgage loan or (ii) servicing violations. The report includes all breaches of representation and warranty where Fannie Mae is seeking a remedy, and does not distinguish between those related to underwriting deficiencies and those unrelated to such deficiencies. For example, a mortgage loan seller may inadvertently include a fixed-rate mortgage loan as part of an adjustable-rate pool. Such fixed-rate mortgage loan may meet Fannie Mae underwriting requirements, but Fannie Mae nevertheless has the right to demand repurchase of such mortgage loan because it violates the mortgage loan seller's representation and warranty that such mortgage loan bears an adjustable rate.

This report includes only those Fannie Mae mortgage securities where Fannie Mae has the right in the related transactional documents to demand repurchase by the seller due to a breach of representation and warranty. These securities typically include
Fannie Mae single-family MBS, Fannie Mae whole-loan REMICs and multifamily securities.
Consequently, certain Fannie Mae mortgage securities, including Megas, SUPERSTM, Stripped
Mortgage-Backed Securities, and most REMIC Securities are not included in this report.

As described above, the mortgage loans may not necessarily be in the related Fannie Mae trust at the time that such repurchase demand is made. Additionally, a mortgage loan pending repurchase that is paid off prior to the actual repurchase will not be reflected in subsequent reports. The data in the report is presented by issue date with single-family and multifamily securities commingled throughout the report and structured products (such as REMICs) reported at the end. For applicable Fannie Mae structured products governed by Rule 15Ga-1, the data will be reported at a deal-group level. As the deal-groups pay off, the data will be removed from subsequent reports.
Certain terms used in the report are defined below.

The term "Total Assets by Originator" presents, by originator, the number and issue date principal balance of the mortgage loans in each Fannie Mae trust.2 The term
"originator" is the party that funded the mortgage loan in question. It is common practice in the residential mortgage lending industry for some originators to sell mortgage loans that they originate to third parties, who aggregate such mortgage loans from multiple originators and sell them to Fannie Mae. Because Fannie Mae's contractual relationship is with such seller rather than with the originators, Fannie Mae had not, prior to November 2012, obtained the names of such originators.3 To obtain such information (in many cases, years after issuance) would be prohibitively expensive.
Consequently, where Fannie Mae does not have the name of the originator, it is electing under paragraph (a)(2) of Rule 15Ga-1 not to provide the identity of such originator, but will list the originator as "Unavailable" in such cases. Fannie Mae is nevertheless able to make repurchase demands in such cases, because it is generally the seller
(which party is frequently not the originator) of the mortgage loans who has made the representations and warranties to Fannie Mae and who has the obligation to repurchase such mortgage loans in the event of a breach of representation and warranty.

In November 2012, Fannie Mae began to require its mortgage loan sellers to identify the originators of mortgage loans subsequently delivered to Fannie Mae. This report includes such information, as so provided by Fannie Mae's mortgage loan sellers, with respect to securities issued in December 2012 or later. In certain cases, such information was unavailable. To obtain such information would be prohibitively expensive.
Consequently, where Fannie Mae does not have the name of the originator, it is electing under paragraph (a)(2) of Rule 15Ga-1 not to provide the identity of such originator, but will list the originator as "Unavailable" in such cases.

The term "Assets that Were Subject of Demand" presents the number and outstanding principal balance4 of those mortgage loans that were the subject of a repurchase demand during the reporting period. They include assets that were repurchased, are pending repurchase, or had the demand withdrawn or rejected.

The term "Assets that Were Repurchased or Replaced" refers to the number and outstanding principal balance of mortgage loans where (i) such mortgage loans were the subject of a repurchase demand either during the reporting period or prior thereto, and (ii) one of the following events occurred:

(A) the seller of the mortgage loan repurchased or replaced such mortgage loan from Fannie Mae,
(B) the seller has agreed to indemnify Fannie Mae for any loss suffered, or
(C) a settlement was reached between Fannie Mae and the seller.

The term "Assets Pending Repurchase" refers to the number and outstanding principal balance of mortgage loans where (i) such mortgage loans were the subject of a repurchase demand, either during the reporting period or prior thereto, and (ii) such repurchase (or other resolution of such claim) remains pending. This term will include both situations where the seller has not yet responded to Fannie Mae's repurchase demand as well as those situations where the loan seller has agreed to but not yet completed such repurchase.

The term "Demand in Dispute" refers to the number and outstanding principal balance of mortgage loans where (i) such mortgage loans were the subject of a repurchase demand, either during the reporting period or prior thereto, and (ii) the loan seller has disputed such demand, and such dispute remains outstanding as of the end of the reporting period.

The term "Demand Withdrawn" refers to the number and outstanding principal balance of mortgage loans where (i) such mortgage loans were the subject of a repurchase demand, either during the reporting period or prior thereto, and (ii) Fannie Mae has withdrawn such demand due to an error by Fannie Mae, a cure of the warranty breach, or otherwise.

The term "Demand Rejected" refers to the number and outstanding principal balance of mortgage loans where (i) such mortgage loan was the subject of a repurchase demand, either during the reporting period or prior thereto, and (ii) such repurchase demand was determined by a court of competent jurisdiction or other similar tribunal to be unlawful or unenforceable.

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

  (1) In instances where percentages of the principal balances are calculated, the percentages may be adjusted in order for the totals to equal 100%.
(2) The issue date principal balance of the mortgage loans is used to calculate the issue date trust balance, which may not always equal the original security balance as reported in the prospectus supplement.
(3) From time to time, Fannie Mae acquires mortgage loans from a mortgage loan seller where such mortgage loans were originated by a joint venture between the mortgage loan seller and another entity.
If the mortgage loan seller retains control of such joint venture (either through majority ownership or voting rights), Fannie Mae may list the related mortgage loan seller as the "originator" on this report.
In addition, Fannie Mae has, in a limited number of circumstances, acquired mortgage loans originated pursuant to a contractual arrangement, specifically approved by Fannie Mae, between a third party and the mortgage loan seller by which the third party may have funded the mortgage loan, but the mortgage loan seller performs most of the other functions related to the origination of the mortgage loan, including taking the mortgage loan application, processing, underwriting, or delivering the mortgage loan to
Fannie Mae. In such cases, Fannie Mae is electing to list the mortgage loan seller as the "originator"
on this report if the mortgage loan seller had not otherwise provided the name of the originator.
(4) In the case of mortgage loans in a trust or mortgage loans removed directly from a trust due to a breach of representation and warranty, the principal balance shown will be the security balance (i.e., that amount unpaid to the related certificateholders) of the mortgage loan. In the case where the mortgage loan was removed from a trust prior to a reported event on Form 15G-ABS, the principal balance shown will be the actual balance of such mortgage loan.
Signature	/s/ ERIK BISSO
Certified By:	ERIK BISSO
Title:	CHIEF INVESTMENT OFFICER HEAD OF TREASURY AND CAPITAL MARKETS EVP